Expense Example {- Value Strategies Portfolio} - 02.28 VIP Value Strategies Portfolio Initial/Service/Service 2 PRO-10 - Value Strategies Portfolio	Apr. 30, 2022 USD ($)
VIP Value Strategies Portfolio-Initial VIP
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	798
VIP Value Strategies Portfolio-Service VIP
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
VIP Value Strategies Portfolio-Service 2 VIP
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	$ 1,084